(212) 318-6095

thomaspeeney@paulhastings.com

August 11, 2023

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Senior Credit Investments, LLC (the “Company”)

Registration Statement on Form 10

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), a copy of the initial Registration Statement on Form 10 (the “Registration Statement”). The Company is filing the Registration Statement pursuant to Section 12(g) of the Exchange Act. The Registration Statement will go effective sixty (60) days from the date of filing, on Tuesday, October 10, 2023.

Please note that we anticipate filing, by amendment, outstanding exhibits and financial statements prior to the effective date of the Registration Statement. Should you have any questions or comments regarding the filing, please do not hesitate to contact Michael R. Rosella at (212) 318-6800 or Thomas D. Peeney at (212) 318-6095.

Sincerely,

/s/ Thomas D. Peeney
Thomas D. Peeney
for PAUL HASTINGS LLP